VIE - Non-consolidated (Details 9) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Non-consolidated VIEs
Trading assets	SFr 165,150	SFr 190,737
Net loans	275,976	272,995
Other assets	36,865	58,017
Other liabilities	39,855	42,231
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	6,566	7,415
Net loans	7,358	11,054
Other assets	563	185
Total variable interest assets, non-consolidated VIEs	14,487	18,654
Maximum exposure to loss	22,209	31,166
Non-consolidated VIE assets	213,878	252,921
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	440	90
Net loans	4	36
Other assets	5	0
Total variable interest assets, non-consolidated VIEs	449	126
Maximum exposure to loss	449	126
Non-consolidated VIE assets	9,774	6,590
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	3,881	6,021
Net loans	105	1,508
Other assets	14	11
Total variable interest assets, non-consolidated VIEs	4,000	7,540
Maximum exposure to loss	7,171	12,986
Non-consolidated VIE assets	65,820	113,530
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	1,526	871
Net loans	2,007	2,734
Other assets	20	13
Total variable interest assets, non-consolidated VIEs	3,553	3,618
Maximum exposure to loss	3,553	3,618
Non-consolidated VIE assets	68,546	54,112
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	528	425
Net loans	4,634	5,053
Other assets	4	0
Total variable interest assets, non-consolidated VIEs	5,166	5,478
Maximum exposure to loss	9,215	11,866
Non-consolidated VIE assets	32,651	41,824
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	191	8
Net loans	608	1,723
Other assets	520	161
Total variable interest assets, non-consolidated VIEs	1,319	1,892
Maximum exposure to loss	1,821	2,570
Non-consolidated VIE assets	37,087	36,865
Bank
Non-consolidated VIEs
Trading assets	165,356	191,096
Net loans	259,541	254,915
Other assets	36,735	57,910
Other liabilities	39,834	41,715
Bank | Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	6,566	7,415
Net loans	7,288	10,954
Other assets	547	185
Total variable interest assets, non-consolidated VIEs	14,401	18,554
Maximum exposure to loss	22,123	31,066
Non-consolidated VIE assets	180,058	227,519
Bank | Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	440	90
Net loans	4	36
Other assets	5	0
Total variable interest assets, non-consolidated VIEs	449	126
Maximum exposure to loss	449	126
Non-consolidated VIE assets	9,774	6,590
Bank | Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	3,881	6,021
Net loans	105	1,508
Other assets	14	11
Total variable interest assets, non-consolidated VIEs	4,000	7,540
Maximum exposure to loss	7,171	12,986
Non-consolidated VIE assets	65,820	113,530
Bank | Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	1,526	871
Net loans	1,937	2,634
Other assets	4	13
Total variable interest assets, non-consolidated VIEs	3,467	3,518
Maximum exposure to loss	3,467	3,518
Non-consolidated VIE assets	65,057	54,112
Bank | Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	528	425
Net loans	4,634	5,053
Other assets	4	0
Total variable interest assets, non-consolidated VIEs	5,166	5,478
Maximum exposure to loss	9,215	11,866
Non-consolidated VIE assets	32,651	41,824
Bank | Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	191	8
Net loans	608	1,723
Other assets	520	161
Total variable interest assets, non-consolidated VIEs	1,319	1,892
Maximum exposure to loss	1,821	2,570
Non-consolidated VIE assets	SFr 6,756	SFr 11,463